Taxation - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, $ in Thousands		1 Months Ended					12 Months Ended
	Mar. 16, 2012	May 31, 2016	Feb. 29, 2016	Jul. 31, 2015	Oct. 31, 2013	Sep. 30, 2010	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Nov. 06, 2017 $ / shares	Nov. 06, 2017 ¥ / shares
Income Tax Contingency [Line Items]
Income tax expense							¥ 267,082,000	$ 41,050	¥ 32,629,000		¥ 285,542,000
Effect of preferential tax rate							¥ 383,039,000	$ 58,872	¥ 330,198,000		¥ 56,389,000
Effect of preferential tax rate, basic earning per ADS | (per share)							¥ 3.29	$ 0.51	¥ 2.89		¥ 0.50
Current income tax expense							¥ 254,803,000	$ 39,163	¥ 136,429,000		¥ 292,017,000
Deferred income tax expense							12,279,000	1,887	(103,800,000)		(6,475,000)
Declared special cash dividend | (per share)														$ 0.76	¥ 5.08
Withholding tax on dividend payment							59,336,000	9,120
Undistributed earnings from PRC Subsidiaries							5,318,555,000		3,616,426,000				$ 817,447
Liability for uncertainty in income taxes, Noncurrent							32,122,000		34,977,000				4,937
Unrecognized tax benefits net basis against the deferred tax assets related to tax loss carryforwards							0		0
Unrecognized tax benefits that would impact effective tax rate							16,995,000		19,850,000				2,612
Interest expense relating to unrecognized tax benefits							0		2,482,000		3,809,000
Penalties related to unrecognized tax benefits							0		0		¥ 0
Interest expense relating to tax expense							13,075,000		13,075,000				2,010
Penalties relating to tax expense							0		0
Dividend Declared [Member]
Income Tax Contingency [Line Items]
Withholding tax on dividend payment							59,336,000	$ 9,120
VIEs [Member]
Income Tax Contingency [Line Items]
Liability for uncertainty in income taxes, Noncurrent							¥ 20,010,000		21,131,000				3,075
Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax year that remains open to examination under enacted tax laws							2013	2013
Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax year that remains open to examination under enacted tax laws							2017	2017
Cayman Islands [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate							0.00%	0.00%
British Virgin Islands [Member] | Cheerbright International Holdings, Limited [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate							0.00%	0.00%
Hong Kong [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate	16.50%
Hong Kong [Member] | Subsidiaries [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate					16.50%
Income tax expense | $								$ 0		$ 0		$ 0
China [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate							25.00%	25.00%
Non-PRC resident withholding tax on dividends paid, percentage							10.00%	10.00%
Net tax operating losses							¥ 406,984,000						$ 62,552
Net tax operating losses expiration year							2018	2018
Withholding income tax rate on dividends distributed by FIEs							10.00%	10.00%
China [Member] | Autohome WFOE [Member] | High-New Technology Enterprise [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate						15.00%
China [Member] | Beijing Autohome Technologies Co., Ltd. [Member] | High-New Technology Enterprise [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate				15.00%
Preferential income tax rate period				3 years
China [Member] | Beijing Prbrownies Software Co., Ltd. (formerly known as Beijing Autohome Software Co., Ltd.) [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate							15.00%	15.00%
Effect of change in enacted tax rate							¥ 158,995,000	$ 24,437	173,557,000
Current income tax expense							163,651,000	25,153	181,586,000
Deferred income tax expense							¥ 4,656,000	$ 716	¥ 8,029,000
China [Member] | Beijing Prbrownies Software Co., Ltd. (formerly known as Beijing Autohome Software Co., Ltd.) [Member] | High-New Technology Enterprise [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate			15.00%
China [Member] | Beijing Prbrownies Software Co., Ltd. (formerly known as Beijing Autohome Software Co., Ltd.) [Member] | Eligible Software Enterprises [Member]
Income Tax Contingency [Line Items]
Period of enterprise income tax exemption		2 years
China [Member] | Reduction in Taxes [Member]
Income Tax Contingency [Line Items]
Withholding income tax rate on dividends distributed by FIEs							5.00%	5.00%
China [Member] | VIEs [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate							25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
China [Member] | Earliest Tax Year [Member] | Autohome WFOE [Member] | High-New Technology Enterprise [Member]
Income Tax Contingency [Line Items]
Preferential tax rate extended qualifying year									2015	2015
China [Member] | Earliest Tax Year [Member] | Beijing Autohome Technologies Co., Ltd. [Member] | High-New Technology Enterprise [Member]
Income Tax Contingency [Line Items]
Preferential tax rate qualifying year				2015
China [Member] | Earliest Tax Year [Member] | Beijing Prbrownies Software Co., Ltd. (formerly known as Beijing Autohome Software Co., Ltd.) [Member] | High-New Technology Enterprise [Member]
Income Tax Contingency [Line Items]
Preferential tax rate qualifying year			2015
China [Member] | Latest Tax Year [Member] | Autohome WFOE [Member] | High-New Technology Enterprise [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate									15.00%	15.00%
Preferential tax rate extended qualifying year									2017	2017
China [Member] | Latest Tax Year [Member] | Beijing Autohome Technologies Co., Ltd. [Member] | High-New Technology Enterprise [Member]
Income Tax Contingency [Line Items]
Preferential tax rate qualifying year				2017
China [Member] | Latest Tax Year [Member] | Beijing Prbrownies Software Co., Ltd. (formerly known as Beijing Autohome Software Co., Ltd.) [Member] | High-New Technology Enterprise [Member]
Income Tax Contingency [Line Items]
Preferential tax rate qualifying year			2017
China [Member] | Tax Year After Exemption Period [Member] | Beijing Prbrownies Software Co., Ltd. (formerly known as Beijing Autohome Software Co., Ltd.) [Member] | Eligible Software Enterprises [Member]
Income Tax Contingency [Line Items]
Enterprise income tax rate		12.50%